Other Long-Term Assets	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long-Term Assets

10. Other Long-Term Assets

Other assets are summarized as follows:

	As of December 31,
	2023	2022
Security deposit	$420	$420
Other receivables	90	-
Prepaid insurance	284	504
Unamortized debt cost	209	216
Total other assets	$1,003	$1,140